COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 19, 2014	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Supply Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Donation percentage					3.00%
Other expenses					$ 21,248	$ 23,303
Franchise Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expiration date	February 19, 2014	March 4, 2029
Lease term	5 years	5 years
Lease description		The Company is obligated to pay 5% of gross revenue for use of systems and manuals.			The Company is obligated to pay 5% of gross revenue for use of systems and manuals. Subsequent to year end but as of the date of this 10K, the franchise agreement has been renewed for an additional 5 years.
Amount paid under agreement			$ 62,919	$ 68,288	$ 78,785	$ 81,761
Uniform Supply Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease description			The Company is obligated to provide a 3% donation to the charter school for each school year. The agreement is for each year from October 1 through September 30.		The Company is obligated to provide a 3% donation to the charter school for each school year. The agreement is for each school year ending through May 31.
Donation percentage			3.00%
Other expenses			$ 19,067	$ 21,248